John Hancock Funds

                               Income
                             Securities
                                Trust

                         SEMIANNUAL REPORT

                           June 30, 1997



TRUSTEES

Edward J. Boudreau, Jr.
Dennis S. Aronowitz*
Richard P. Chapman, Jr.*
William J. Cosgrove*
Douglas M. Costle*
Leland O. Erdahl*
Richard A. Farrell*
Gail D. Fosler*
William F. Glavin*
Anne C. Hodsdon
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt*
Richard S. Scipione
Edward J. Spellman*
*Members of the Audit Committee

OFFICERS

Edward J. Boudreau, Jr.
Chairman and Chief Executive Officer
Robert G. Freedman
Vice Chairman and
Chief Investment Officer
Anne C. Hodsdon
President
James B. Little
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Second Vice President and Compliance Officer

CUSTODIAN

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT and REGISTRAR

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109


Listed New York Stock Exchange Symbol: JHS
John Hancock Closed-End Funds:
1-800-843-0090



CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

The stock market has certainly put on a show since the start of the year. Stocks began 1997 on the high wires, bolstered by a near-perfect "Goldilocks" economy -- not too hot, not too cold. In almost a straight shot, the Dow Jones Industrial Average soared through the 7000 level for the first time in early March. Just days later, stocks lost their footing and staged a month-long free-fall in a nervous reaction to rising interest rates and economic data that showed the economy was picking up steam. Stocks gave back all of their year's gain and suffered their worst decline since 1990 during this period. No sooner had real fears begun to beset investors then they were gone, erased in a euphoric rally caused by strong earnings and no signs of inflation. By the end of June, both the Dow and the broader Standard & Poor's 500 Stock Index had risen by 20% -- a level not many thought the market would reach all year, let alone in six months. Bondholders have not enjoyed the same bounty, as the bond market has mostly stayed worried about the strength of the economy, the direction of interest rates, and the Federal Reserve's next moves to pre-empt inflation.

A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief
Executive Officer, flush right, next to second paragraph.

But the stock market's latest advance has amazed many analysts and left them pondering their valuation models, since the market is now more expensive than it has been in decades. It's impossible to know what will happen next in the markets. But whether it's another strong move forward or a retreat, we recommend keeping a long-term perspective, rather than over-focusing on the market's daily twists and turns. While the economic backdrop seems to remain near perfect, the one thing we believe investors should be prepared for is more market volatility. It also makes sense to do something we've always advocated: set realistic expectations, since, as we've also seen this year, markets can move down as fast as they go up.

Use this time of heightened volatility as an opportunity to review your portfolio's asset allocations with your investment professional. After such a strong advance in equities over the last two and a half years, it could be time to rebalance your portfolio, if you haven't already, to maintain your desired targets of diversification. As part of that process, make sure that your investment strategies still reflect your individual time horizons, objectives and risk tolerance. Despite turbulence, one thing remains constant. A well-constructed plan and a cool head can be the best tools for reaching your financial goals.

Sincerely,

/S/ EDWARD J. BOUDREAU, JR.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER


BY JAMES K. HO, CFA, PORTFOLIO MANAGER

John Hancock
Income Securities Trust

Careful sector allocation and credit selection help Fund performance in fitful environment

Fixed-income securities had a difficult time making headway during the first three months of the semiannual period. Investors nervously awaited each new economic report, hoping for some discernible signs as to the direction of the economy and the Federal Reserve Board's stance on monetary policy. Market turbulence was most pronounced in late February and March, prior to and in response to the Fed's pre-emptive strike against inflation, which entailed a .25% increase in the federal funds rate -- the rate that member banks charge each other for overnight loans.

The second quarter registered improved performance, as a series of economic statistics indicating moderate growth and subdued inflation did much to calm investors' inflation concerns. The possibility that the Fed would raise short-term rates again in July became more remote with each new report, and set the stage for what could wind up being an uneventful summer. By the end of the six months ended June 30, 1997, the broad fixed-income market had rebounded enough to effectively offset the weak performance experienced months earlier.

A 2 1/4" x 3 1/2" photo of the Income Securities portfolio management team. Caption reads: "Jim Ho (seated) and Fund management team members (l - r) Lester Duke, Beverly Cleathero, Seth Robbins, Linda Carter".

Against this fitful backdrop, John Hancock Income Securities Trust posted solid results, producing a total return of 3.91% at net asset value. The Fund outperformed the average open-end corporate debt A-rated fund, which produced a gain of 2.68% at net asset value, as tracked by Lipper Analytical Services, Inc.

"...the
financial
strength of
corporate
America
helped boost
corporate
bond
prices..."

Fund begins fiscal year on a defensive note

Anticipating unsettled conditions upon entering fiscal 1997, we kept the Fund's average duration, a measure of the Fund's sensitivity to interest-rate changes, shorter than its competitors and its benchmark, the Lehman Brothers Government/Corporate Bond Index. We achieved this defensive orientation by aligning assets at opposite ends of the yield curve, owning both short-term and long-term securities to optimize total return potential. The yield curve flattened as bonds experienced downward pressure during the first quarter. This "barbell" strategy helped provide a level of stability.

Chart with heading "Top Five Bond Sectors" at top left hand column. Chart lists five sectors: 1) Banks & Financials 28% 2) US Government & Agencies 27% 3) Utilities 14% 4) Media 5% 5)Transportation 5%. Footnote below states "As a percentage of net assets on June 30, 1997."

"Media,
financial
services
and utility
companies
are three
areas
we have
emphasized..."

As the period drew to a close, several leading indicators hinted at weaker-than-expected economic growth and the market began to pick up steam. Realizing the new data could well be enough to ease the Fed's inflation concerns, we became a bit less defensive and adjusted duration to a slightly more neutral position, redeploying assets in intermediate-term securities and matching the benchmark's duration more closely. Believing the Fed will stand pat on interest rates throughout the summer, we anticipate maintaining this "ladder" positioning for the near term.

Table entitled "Scorecard" at bottom left hand column. The header for the left column is "Investment"' the header for the right column is "Recent performance...and what's behind the numbers." The first listing is "Owens Illinois" followed by an up arrow and the phrase "Tender offer sparks gains from sale of bonds". The second listing is "Riverwood International" followed by a horizontal arrow and the phrase "Stabilization in paper prices". The third listing is "TCI Communications, Inc." followed by an up arrow and the phrase "Benefited from consolidation trend". Footnote below reads: "See "Schedule of Investments." Investment holdings are subject to change."

Emerging markets add value

With the exception of a few weeks in late March and early April, yield spreads -- the difference in yields offered by corporate and Treasury bonds, and corporate bonds of varying credit quality -- continued to narrow, contributing to the Fund's solid performance. Investors' continuing appetite for yield and the financial strength of corporate America helped boost corporate bond prices and push yields lower, bringing them closer to one another and to the yields offered by Treasury securities. The Fund benefited substantially as corporate bonds comprised the bulk of the portfolio's net assets.

As a natural result of narrowing yield spreads, risk premiums have come down. This means that the level of return one anticipates earning in exchange for taking on more risk is not as much as it was a year or two ago. The challenge for us then was to find securities with attractive yield potential commensurate with the risks involved in owning them. Given this reality, we have begun to upgrade the portfolio's credit quality by slightly reducing exposure to high-yield bonds.

One way we have been able to improve quality without sacrificing yield has been to explore opportunities in emerging-market corporate bonds whose values are pegged to the U.S. dollar. As privatization and fiscal responsibility take hold in many emerging nations, attractive opportunities are coming to market. Our in-depth credit research has led us to several issues positioned to perform well, particularly bonds involved in project finance. Bonds issued by Transgas in Colombia to finance the construction of gas pipelines is a fine example. Other solid performers include Petros Mexicanos, a state-owned oil company in Mexico; Yanacocha, a Peruvian mining company; and Camuzzi Gas, a gas company in Argentina.

Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote "For the six months ended June 30, 1997." The chart is scaled in increments of 1% from top to bottom with 0% at the bottom and 5% at the top. Within the chart, there are two solid bars. The first represents the 3.91% total return for John Hancock Income Securities Trust. The second represents the 2.68% total return for the Average open-end corporate debt A-rated fund. Footnote below reads: "The total return for John Hancock Income Securities Trust is at net asset value with all distributions reinvested. The average open-end corporate debt A-rated fund is tracked by Lipper Analytical Services."

Issues such as these are compelling to own because no corporation's credit rating is allowed to be higher than that of its home country's government bonds. Consequently, the better creditworthiness of many emerging-market corporate debt securities is often masked.

Three industry sectors stand out

The Fund's portfolio is broadly diversified with roughly 200 securities representing nearly 20 industry sectors. Media, financial services and utility companies are three areas we have emphasized over the period. The deregulation and consolidation that is taking place in the media sector has created numerous opportunities for debt issuers to receive credit upgrades. TCI Communications, Inc. is one holding that has performed extremely well.

Deregulation is also a theme in the utility industry. Many companies with below investment-grade ratings are being acquired by more financially sound firms. Long Island Lighting is in the process of being purchased by investment-grade rated Brooklyn Union Gas. The bonds issued by Long Island Lighting have enjoyed substantial price appreciation in anticipation of that event.

Three types of financial securities have also helped the Fund: Yankee bonds, surplus notes and bank capital notes. Yankee bonds are dollar-denominated high-quality foreign bank securities issued in the Unites States; surplus notes are highly-rated debt issued by insurance companies and bank capital notes are junior subordinated debt of a bank that is carried on balance sheets as equity, yet interest is deductible. These securities have not been widely followed by analysts, either because they are fairly new to the market or misunderstood. By conducting extensive research, we understood their potential early on and the Fund benefited when the market began to recognize it.

"...the Fed
may raise
interest rates
before year's
end."

Outlook: optimistic yet cautious

Market conditions appear more favorable now than when the fiscal year began. Although we are optimistic, we fully realize that with strong labor numbers and high consumer confidence, inflation worries will likely remain and the Fed may raise interest rates before year's end. Our plan is to keep the Fund's duration relatively similar to its benchmark for the near term and closely monitor upcoming economic reports for signals that would encourage us to shorten duration once again. Selectivity will continue to be emphasized in terms of credit quality and valuation.

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.


John Hancock Funds - Income Securities Trust

FINANCIAL STATEMENTS



The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on June 30, 1997.
You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
June 30, 1997 (Unaudited)
-------------------------------------------------------------------------
Assets:
Investments at value - Note C:
Publicly traded bonds (cost - $157,787,023)              $    158,875,659
Joint repurchase agreement (cost - $5,160,000)                  5,160,000
Corporate savings account                                             708
                                                         ----------------
                                                              164,036,367
Receivable for investments sold                                 5,450,328
Interest receivable                                             3,240,530
Receivable for futures variation margin - Note A                    1,125
Other assets                                                        6,025
                                                         ----------------
Total Assets                                                  172,734,375
-------------------------------------------------------------------------

Liabilities:
Payable for investments purchased                               2,784,251
Dividend payable                                                  404,425
Payable to John Hancock Advisers, Inc.
and affiliates - Note B                                           326,277
Accounts payable and accrued expenses                              32,989
                                                         ----------------
Total Liabilities                                               3,547,942
-------------------------------------------------------------------------

Net Assets:
Capital paid-in                                               168,303,390
Accumulated net realized loss on investments and
financial futures contracts                              (        288,401)
Net unrealized appreciation of investments and
financial futures contracts                                     1,085,549
Undistributed net investment income                                85,895
                                                         ----------------
Net Assets                                               $    169,186,433
=========================================================================

Net Asset Value Per Share:
(Based on 10,459,219 shares of beneficial
interest outstanding - 30 million shares
authorized with no par value)                            $          16.18
=========================================================================

See notes to financial statements.




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


The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains
(losses) for the period stated.

Statement of Operations
Six months ended June 30, 1997 (Unaudited)
-------------------------------------------------------------------------
Investment Income:
Interest                                                 $      7,028,712
                                                         ----------------
Expenses:
Investment management fee - Note B                                517,394
Transfer agent fee - Note B                                        57,333
Printing                                                           39,411
Custodian fee                                                      29,649
Auditing fee                                                       18,956
Financial services fee - Note B                                    15,670
New York Stock Exchange fee                                        12,363
Trustees' fees                                                      6,888
Miscellaneous                                                       2,815
Legal fees                                                          2,135
                                                         ----------------
Total Expenses                                                    702,614
-------------------------------------------------------------------------
Net Investment Income                                           6,326,098
-------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
and Financial Futures Contracts:
Net realized loss on investments sold                    (         20,856)
Net realized loss on financial futures contracts         (         15,513)
Change in net unrealized appreciation/depreciation
of investments                                           (        175,014)
Change in net unrealized appreciation/depreciation
of financial futures contracts                           (          4,312)
                                                         ----------------
Net Realized and Unrealized
Loss on Investments and
Financial Futures Contracts                              (        215,695)
-------------------------------------------------------------------------
Net Increase in Net Assets
Resulting from Operations                                $      6,110,403
=========================================================================

See notes to financial statements.






Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------
                                                                                        YEAR ENDED        SIX MONTHS ENDED
                                                                                        DECEMBER 31,        JUNE 30, 1997
                                                                                           1996               (UNAUDITED)
                                                                                      -------------         -------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income                                                                 $ 12,617,557           $  6,326,098
Net realized gain (loss) on investments sold and financial futures contracts               342,684           (     36,369)
Change in net unrealized appreciation/depreciation of investments and financial
futures contracts                                                                       (5,805,120)          (    179,326)
                                                                                      ------------           ------------
Net Increase in Net Assets Resulting from Operations                                     7,155,121              6,110,403
                                                                                      ------------           ------------

Distributions to Shareholders:
Dividends from net investment income ($1.2175 and $0.6025 per share, respectively)    ( 12,614,747)          (  6,293,322)
                                                                                      ------------           ------------

From Fund Share Transactions - Net*:
(Market value of shares issued in reinvestment of distributions)                         1,688,062                408,584
                                                                                      ------------           ------------

Net Assets:
Beginning of period                                                                    172,732,332            168,960,768
                                                                                      ------------           ------------
End of period (including undistributed net investment income of $53,119 and $85,895,
respectively)                                                                         $168,960,768           $169,186,433
                                                                                      ============           ============

* Analysis of Fund Share Transactions:
Shares outstanding, beginning of period                                                 10,319,398             10,431,824
Shares issued to shareholders in reinvestment of distributions                             112,426                 27,395
                                                                                      ------------           ------------
Shares outstanding, end of period                                                       10,431,824             10,459,219
                                                                                      ============           ============

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders, and any increase due to reinvestment of distributions in the Fund. The footnote illustrates the number of
Fund shares outstanding at the beginning of the period, reinvested and outstanding at the end of the period, for the last two periods.

See notes to financial statements.






Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
-------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,                SIX MONTHS ENDED
                                               ---------------------------------------------------------    JUNE 30, 1997
                                                  1992         1993         1994         1995      1996      (UNAUDITED)
                                               ---------    ---------    ---------    ---------  --------     ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period          $   16.25    $   16.31    $   16.97    $   15.10 $   16.74     $   16.20
                                              ---------    ---------    ---------    ---------  --------     ---------
Net Investment Income                              1.37         1.31         1.28         1.26      1.22          0.60
Net Realized and Unrealized Gain (Loss)
on Investments and Financial Futures Contracts     0.07         0.80    (    1.79)        1.64  (   0.54)    (    0.02)
                                              ---------    ---------    ---------    ---------  --------     ---------
Total from Investment Operations                   1.44         2.11    (    0.51)        2.90      0.68          0.58
                                              ---------    ---------    ---------    ---------  --------     ---------
Less Distributions:
Dividends from Net Investment Income          (    1.38)   (    1.32)   (    1.28)   (    1.26) (   1.22)    (    0.60)
Distributions from Net Realized Gain on
Investments Sold and Financial Futures
Contracts                                            --    (    0.13)   (    0.08)          --        --            --
                                              ---------    ---------    ---------    ---------  --------     ---------
Total Distributions                           (    1.38)   (    1.45)   (    1.36)   (    1.26) (   1.22)    (    0.60)
                                              ---------    ---------    ---------    ---------  --------     ---------
Net Asset Value, End of Period                $   16.31    $   16.97    $   15.10    $   16.74 $   16.20     $   16.18
                                              =========    =========    =========    ========= =========     =========
Per Share Market Value, End of Period         $  16.750    $  16.500    $  13.750    $  15.750 $  14.875     $  15.250
Total Investment Return at Market Value           7.16%        7.22%    (   8.70%)      24.11%     2.34%         6.66%(1)
Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)       $162,468     $170,988     $154,116     $172,732  $168,961      $169,186
Ratio of Expenses to Average Net Assets           0.81%        0.84%        0.87%        0.84%     0.84%         0.84%(2)
Ratio of Net Investment Income to Average
Net Assets                                        8.46%        7.67%        8.03%        7.77%     7.50%         7.55%(2)
Portfolio Turnover Rate                            111%          95%          82%         105%      117%           67%

(1) Not Annualized.
(2) Annualized.

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated:
net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. It also shows the total investment return for each period based on the market value of Fund shares. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.




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


Schedule of Investments
June 30, 1997 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by Income Securities Trust on June 30, 1997.
It's divided into two main categories: publicly traded bonds and short-term investments. The securities are further broken down by industry groups. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                                        PAR VALUE
                                                         INTEREST           S&P           (000s            MARKET
ISSUER, DESCRIPTION                                        RATE           RATING*        OMITTED)          VALUE
-------------------                                     ----------      ----------      ----------       ----------

PUBLICLY TRADED BONDS
Aerospace (0.38%)
Jet Equipment Trust,
Equipment Trust Cert Ser 95B2 08-15-14 (R)               10.910%          BBB-           $   550       $    640,640
                                                                                                       ------------

Banks (9.64%)
Abbey National First Capital, B.V.,
Sub Note (United Kingdom) 10-15-04, (Y)                   8.200           AA-              1,000          1,065,430
ABN-Amro Bank N.V. - Chicago Branch,
Gtd Sub Deb (Netherlands) 05-31-05, (Y)                   7.250           AA-                500            506,475
African Development Bank,
Sub Note (Supra National) 12-15-03, (Y)                   9.750           AA-              1,000          1,153,000
Bank of New York,
Cap Security 12-01-26 (R)                                 7.780           A-                 595            573,431
Banque National de Paris - New York Branch,
Sub Note (France) 01-15-07, (Y)                           7.200           A                  540            536,814
Barclays North American Capital Corp.,
Gtd Cap Note 05-15-21                                     9.750           AA-                900          1,004,157
Dao Heng Bank Ltd.,
Sub Note (Hong Kong) 01-24-07 (R), (Y)                    7.750           BBB                520            521,399
Humpuss Funding Corp.,
Gtd Note 12-15-09 (R)                                     7.720           Baa2               547            542,376
Landeskreditbank Baden - Wuerttemberg,
Sub Note (Germany) 02-01-23, (Y)                          7.625           AAA              2,500          2,605,525
National Westminster Bank PLC - New York Branch,
Sub Note 05-01-01                                         9.450           AA-              1,250          1,363,488
Scotland International Finance No. 2 B.V.,
Gtd Sub Note (United Kingdom) 11-01-06 (R), (Y)           8.850           A+                 750            835,195
Scotland International Finance No. 2, B.V.,
Gtd Sub Note (Netherlands) 01-27-04 (R), (Y)              8.800           A                2,000          2,180,780
Security Pacific Corp.,
Medium Term Sub Note 04-26-01                            10.500           A                1,500          1,683,840
Sub Note 11-15-00                                        11.500           A                1,000          1,140,590
State Street Institutional Capital B,
Cap Security 02-28-27 (R)                                 8.035           A                  590            591,475
                                                                                                       ------------
                                                                                                         16,303,975
                                                                                                       ------------

Chemicals (0.54%)
OPP Petroquimica S.A., (Brazil),
Bond (Brazil) 10-29-04 (R), (Y)                          11.000           BB-                565            588,306
Sociedad Quimica y Minera de Chile S.A.,
Loan Part Ctf (Chile) 09-15-06 (R), (Y)                   7.700           BBB+               320            324,000
                                                                                                       ------------
                                                                                                            912,306
                                                                                                       ------------

Containers (0.39%)
Stone Container Corp.,
Unit (Sr Sub Deb & Supplemental Interest Cert)
04-01-02                                                 10.750           B-                 650            663,000
                                                                                                       ------------
Cosmetics & Personal Care (0.42%)
Johnson & Johnson,
Deb 11-15-23                                              6.730           AAA                750            706,005
                                                                                                       ------------

Energy (1.16%)
AES China Generating Co. Ltd.,
Note (China) 12-15-06, (Y)                               10.125           BB-                295            311,225
AES Corp.,
Sr Sub Note 06-15-00                                      9.750           B+                 660            681,450
Sr Sub Note 07-15-06                                     10.250           B+                 450            489,375
CalEnergy Co. Inc.,
Sr Note 09-15-06                                          9.500           BB-                450            479,444
                                                                                                       ------------
                                                                                                          1,961,494
                                                                                                       ------------

Finance (12.51%)
APP Finance II Mauritius Ltd.,
Bond (Indonesia) 02-15-04 (R), (Y)                       12.000           B+                 600            612,000
Banc One Credit Card Master Trust,
Asset Backed Ctf Ser 1994-B Class A 12-15-99              7.550           AAA              1,000          1,006,250
British Telecom Finance, Inc.,
Gtd Deb (United Kingdom) 02-15-19, (Y)                    9.625           AAA              1,120          1,222,808
BVPS II Funding Corp.,
Collateralized Lease Bond 06-01-17                        8.890           BB+                700            703,500
CIT Group Holdings, Inc.,
Deb 03-15-01                                              9.250           A                1,000          1,085,170
Constitution Capital Trust I,
Cap Security 04-15-27 (R)                                 9.150           BBB                420            421,079
ContiFinancial Corp.,
Sr Note 08-15-03                                          8.375           BB+                400            408,500
CS First Boston,
Sub Note 05-15-06 (R)                                     7.750           AA-                500            517,445
CSW Investments,
Sr Note (United Kingdom) 08-01-06 (R), (Y)                7.450           A-                 450            452,651
DSPL Finance Co. B.V.,
Gtd Sr Sec Note (Netherlands) 12-30-10 (R), (Y)           9.120           BBB                500            513,125
EIP Funding-PNM,
Sec Fac Bond 10-01-12                                    10.250           Ba2                725            792,005
Green Tree Home Improvement Loan Trust,
Pass Thru Ctf Ser 1995-D Class M-1 09-15-25               6.950           Aa2                650            647,563
Pass Thru Ctf Ser 1996-F Class HI: A3 10-15-26            6.750           AAA                312            306,911
Pass Thru Ctf Ser 1997-A Class HI: A3 08-15-23            7.050           AAA                595            597,416
Greenpoint Capital Trust I,
Cap Security 06-01-27 (R)                                 9.100           BB                 365            366,387
IMC Home Equity Loan Trust,
Pass Thru Ctf Ser 1996-1 Class A-5 12-25-13               6.290           AAA                720            706,725
MBNA Master Credit Card Trust,
Ser 1995-D Class A 11-15-02                               6.050           AAA              1,585          1,568,151
Merrill Lynch Mortgage Investors, Inc.,
Sub Bond Ser 1992-B Class B 03-15-12                      8.500           Aaa                365            373,478
Midland American Capital Corp.,
Gtd Deb 11-15-03                                         12.750           A                1,500          1,622,175
Midland Cogeneration Venture L.P.,
Sec Deb Ser C-91 07-23-02                                10.330           BB               1,186          1,269,035
Midland Funding Corp. II,
Deb 07-23-05                                             11.750           B                  300            349,191
Deb Ser B 07-23-06                                       13.250           B                  225            273,929
Polytama International Finance B.V.,
Gtd Sec Note (Indonesia) 06-15-07, (Y)                   11.250           B+                 510            522,910
Santander Financial Issuances Ltd.,
Gtd Sub Note (Spain) 04-15-05, (Y)                        7.875           A+                 650            676,137
Standard Credit Card Master Trust,
Credit Card Part Ctf Ser 1995-10 Class A 02-07-01         5.900           AAA                500            497,500
Termoemcali Funding Corp.,
Sr Sec Note 12-15-14 (R)                                 10.125           BBB-               370            401,450
Trump Hotels & Casino Resorts Funding, Inc./Holdings,
L.P., Sr Sec Note 06-15-05                               15.500           B+                 550            638,000
UCFC Home Equity Loan Trust,
Pass Thru Ctf Ser 1996-D1 Class A6 02-15-25               7.180           AAA                710            708,669
United Companies Financial Corp.,
Sr Note 07-15-04                                          7.700           BBB-               600            591,486
Viasystems Inc.,
Sr Sub Note 06-01-07 (R)                                  9.750           B-                 300            303,282
Wharf International Finance Ltd.,
Gtd Note (Cayman Islands) 03-13-07 (R), (Y)               7.625           A                  500            497,770
Yanacocha Receivables Master Trust,
Pass Thru Cert Ser 1997-A (Mexico) 06-15-05 (R), (Y)      8.400           BBB-               502            513,295
                                                                                                       ------------
                                                                                                         21,165,993
                                                                                                       ------------

Food (0.15%)
Arisco Produtos Alimenticios S.A.,
Bond (Brazil) 05-22-05 (R), (Y)                          10.750           NR                 250            255,625
                                                                                                       ------------

Funeral Services & Related (0.45%)
Loewen Group International, Inc.,
Gtd Sr Note 10-15-03                                      8.250           BB+                740            764,975
                                                                                                       ------------
Glass Products (0.29%)
Vicap, S.A. de C.V.,
Gtd Sr Note (Mexico) 05-15-07 (R), (Y)                   11.375           B+                 470            490,915
                                                                                                       ------------

Government - Foreign (3.03%)
City of Moscow (Russia),
Note (Russia) 05-31-00 (R), (Y)                           9.500           NR                 595            601,694
Croatia, Republic of,
Sr Note (Croatia) 02-27-02 (R), (Y)                       7.000           BBB-               520            506,314
Nova Scotia, Province of,
Deb (Canada) 04-01-22, (Y)                                8.750           A-                 750            854,498
Ontario, Province of,
Bond (Canada) 06-04-02, (Y)                               7.750           AA-                500            522,435
Deb (Canada) 08-31-12, (Y)                               15.250           AA-                350            375,522
Petroleos Mexicanos,
Gtd Note (Mexico) 06-01-07 (R), (Y)                       9.000           NR                 625            635,156
Quebec, Province of,
Deb (Canada) 10-01-13, (Y)                               13.000           A+                 500            562,455
Republic of Panama,
Note (Panama) 02-13-02 (R), (Y)                           7.875           BB+                495            492,525
Saskatchewan, Province of,
Bond (Canada) 12-15-20, (Y)                               9.375           A-                 480            581,587
                                                                                                       ------------
                                                                                                          5,132,186
                                                                                                       ------------

Government - U.S. (18.35%)
United States Treasury,
Bond 08-15-05                                            10.750           AAA                885          1,116,206
Bond 08-15-17                                             8.875           AAA              1,741          2,120,486
Bond 05-15-18                                             9.125           AAA              2,250          2,810,048
Bond 02-15-23 +                                           7.125           AAA              9,445          9,728,350
Note 04-15-98                                             7.875           AAA              1,000          1,016,250
Note 02-15-99                                             8.875           AAA              5,725          5,973,694
Note 11-30-99                                             7.750           AAA              2,665          2,757,849
Note 05-15-01                                             8.000           AAA              1,326          1,400,588
Note 05-15-02                                             7.500           AAA              2,856          2,988,547
Note 02-15-05                                             7.500           AAA              1,073          1,135,363
                                                                                                       ------------
                                                                                                         31,047,381
                                                                                                       ------------

Government - U.S. Agencies (8.83%)
Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf 01-01-16                             11.250           AAA                520            581,377
Federal National Mortgage Assn.,
15 Yr SF Pass Thru Ctf 01-25-05                           8.000           AAA              1,000          1,029,060
15 Yr SF Pass Thru Ctf 02-01-08                           7.500           AAA                549            558,006
15 Yr SF Pass Thru Ctf 06-01-10                           7.000           AAA                995            992,821
30 Yr SF Pass Thru Ctf 10-01-23                           7.000           AAA                784            772,460
Financing Corp.,
Bond 02-08-18                                             9.400           AAA              2,000          2,497,500
Government National Mortgage Assn.,
30 Yr SF Pass Thru Ctf 11-15-19                           9.500           AAA                  6              6,409
30 Yr SF Pass Thru Ctf 11-15-20                          10.000           AAA                405            446,451
30 Yr SF Pass Thru Ctf 04-15-21                           9.000           AAA                528            564,285
30 Yr SF Pass Thru Ctf 01-15-21 to 02-15-25               9.500           AAA              1,279          1,383,654
30 Yr SF Pass Thru Ctf 01-15-23 to 03-15-23               8.500           AAA              1,470          1,537,286
30 Yr SF Pass Thru Ctf 02-15-24 to 02-15-26               7.500           AAA              2,546          2,555,671
30 Yr SF Pass Thru Ctf 01-01-25                           8.000           AAA                925            946,386
Tennessee Valley Authority,
Power Bonds 1989 Ser G 11-15-29                           8.625           AAA              1,000          1,070,400
                                                                                                       ------------
                                                                                                         14,941,766
                                                                                                       ------------

Insurance (4.74%)
Conseco, Inc.,
Sr Note 12-15-04                                         10.500           BBB                740            868,094
Equitable Life Assurance Society of the United States,
Surplus Note 12-01-05 (R)                                 6.950           A                  550            544,844
Fairfax Financial Holdings Ltd.,
Note 04-15-26                                             8.300           BBB+               695            721,396
Liberty Mutual Insurance Co.,
Surplus Note 05-04-07 (R)                                 8.200           A+               1,100          1,171,731
Surplus Note 10-15-26 (R)                                 7.875           A+                 435            434,043
Massachusetts Mutual Life Insurance Co.,
Surplus Note 11-15-23 (R)                                 7.625           AA               1,145          1,139,023
NAC Re Corp.,
Note 06-15-99                                             8.000           A-                 370            380,157
New York Life Insurance Co.,
Surplus Note 12-15-23 (R)                                 7.500           AA-              1,500          1,414,425
Sun Canada Financial Co.,
Gtd Sub Note 12-15-07 (R)                                 6.625           AA                 725            689,700
URC Holdings Corp.,
Sr Note 06-20-06 (R)                                      7.875           A-                 640            660,608
                                                                                                       ------------
                                                                                                          8,024,021
                                                                                                       ------------

Leisure (0.45%)
Mohegan Tribal Gaming Authority,
Sr Sec Note Ser B 11-15-02                               13.500           BB+                150            196,500
Showboat Marina Casino Partnership/Finance Corp.,
1st Mtg Note Ser B 03-15-03                              13.500           B                  500            572,500
                                                                                                       ------------
                                                                                                            769,000
                                                                                                       ------------

Media (5.44%)
Azteca Holdings S.A.,
Sr Note (Mexico) 06-15-02 (R), (Y)                       11.000           B-                 190            194,038
Century Communications Corp.,
Sr Note 08-15-00                                          9.500           BB-                280            289,800
Comcast Corp.,
Sr Sub Deb 07-15-12                                      10.625           BB+                605            713,900
Continental Cablevision, Inc.,
Sr Sub Deb 06-01-07                                      11.000           BBB              1,210          1,360,585
Le Groupe Videotron Ltee,
Sr Note (Canada) 02-15-05, (Y)                           10.625           BB+                250            278,750
News America Holdings Inc.,
Gtd Sr Deb 08-10-18                                       8.250           BBB                765            771,564
Sr Note 10-15-99                                          9.125           BBB              1,000          1,054,240
Rogers Cablesystems Ltd.,
Sr Note Ser B (Canada) 03-15-05, (Y)                     10.000           BB+                800            864,000
SFX Broadcasting, Inc.,
Sr Sub Note Ser B 05-15-06                               10.750           B-                 495            534,600
TeleWest Communications PLC,
Sr Deb (United Kingdom) 10-01-06, (Y)                     9.625           B+                 380            391,400
Time Warner, Inc.,
Deb 01-15-13                                              9.125           BBB-               585            646,846
TKR Cable I, Inc.,
Sr Deb 10-30-07                                          10.500           BBB-             1,555          1,714,932
Viacom Inc.,
Sr Note 06-01-05                                          7.750           BB+                388            385,063
                                                                                                       ------------
                                                                                                          9,199,718
                                                                                                       ------------

Medical (0.44%)
Quest Diagnostics, Inc.,
Sr Sub Note 12-15-06                                     10.750           B+                 355            386,063
Tenet Healthcare Corp.,
Sr Sub Note 01-15-07                                      8.625           B+                 355            362,100
                                                                                                       ------------
                                                                                                            748,163
                                                                                                       ------------

Mortgage Banking (0.84%)
Deutsche Financial Capital 1997-1,
Note 09-15-27                                             7.100           NR                 920            914,250
TriNet Corporate Realty Trust, Inc.,
Note 05-15-01                                             7.300           BBB-               500            505,000
                                                                                                       ------------
                                                                                                          1,419,250
                                                                                                       ------------

Oil & Gas (2.96%)
Ashland Oil, Inc.,
SF Deb 10-15-17                                          11.125           BBB              1,000          1,067,560
Camuzzi Gas Pampeana S.A.,
Note 12-15-01                                             9.250           BBB-               328            341,940
Enserch Exploration, Inc.,
Pass Thru Ctf 01-02-09 (R)                                7.540           NR                 530            524,795
Maxus Energy Corp.,
Deb 05-01-13                                             11.250           BBB-               229            237,015
Norsk Hydro ASA,
Deb (Norway) 10-01-16, (Y)                                7.500           A                  720            727,934
Occidental Petroleum Corp.,
Sr Deb 09-15-09                                          10.125           BBB                600            731,904
Petroliam Nasional Berhad,
Bond (Malaysia) 10-15-26 (R), (Y)                         7.625           A+                 600            599,196
Transgas de Occidenta S.A.,
Sr Note (Colombia) 11-01-10 (R), (Y)                      9.790           BBB-               737            779,263
                                                                                                       ------------
                                                                                                          5,009,607
                                                                                                       ------------

Paper & Paper Products (1.60%)
Copamex Industrias, S.A. de C.V.,
Bond (Mexico) 04-30-04 (R), (Y)                          11.375           BB                 440            473,550
Georgia Pacific Corp.,
Deb 01-15-18                                              9.750           BBB-               685            714,976
Deb 02-15-18                                              9.500           BBB-               450            468,995
Indah Kiat International Finance Co.,
Gtd Sec Bond Ser C (Indonesia) 06-15-06, (Y)             12.500           BB                 505            571,913
S.D. Warren Co.,
Sr Sub Note 12-15-04                                     12.000           B+                 432            479,520
                                                                                                       ------------
                                                                                                          2,708,954
                                                                                                       ------------

Retail (2.02%)
Kroger Co. (The),
Lease Ctf 02-01-09                                       12.950           BBB-             1,910          2,122,965
May Department Stores Co. (The),
Deb 06-15-18                                             10.750           A                  254            266,799
Safeway Inc.,
Deb 01-15-09                                             13.500           BBB                474            527,222
Supermercados Norte,
Bond (Argentina) 02-09-04 (R), (Y)                       10.875           NR                 490            502,250
                                                                                                       ------------
                                                                                                          3,419,236
                                                                                                       ------------

Steel (0.80%)
CSN Iron, S.A.,
Gtd Note (Panama) 06-01-07 (R), (Y)                       9.125           NR                 500            485,938
IVACO Inc.,
Sr Note (Canada) 09-15-05, (Y)                           11.500           B+                 320            343,200
NS Group, Inc.,
Unit (Sr Sec Note & Warrant) 07-15-03                    13.500           B-                 310            368,900
Weirton Steel Corp.,
Sr Note 03-01-98                                         11.500           B                  149            152,725
                                                                                                       ------------
                                                                                                          1,350,763
                                                                                                       ------------

Telecommunications (1.91%)
Impsat Corp.,
Gtd Sr Sec Note (Argentina) 07-15-03, (Y)                12.125           BB-                353            378,593
Jasmine Submarine,
Gtd Sr Note 05-30-11 (R)                                  8.483           Baa1               520            521,316
NEXTEL Communications, Inc.,
Note 09-01-03                                            11.500           CCC-               700            605,500
Paging Network, Inc.,
Sr Sub Note (Brazil) 10-15-08, (Y)                       10.000           B                  495            480,769
Qwest Communications International Inc.,
Senior Notes 04-01-07 (R)                                10.875           B2                 465            504,525
TCI Communications, Inc.,
Sr Deb 08-01-15                                           8.750           BBB-               708            742,055
                                                                                                       ------------
                                                                                                          3,232,758
                                                                                                       ------------

Tobacco (0.50%)
RJR Nabisco, Inc.,
Note 12-01-02                                             8.625           BBB-               455            467,708
Note 09-15-03                                             7.625           BBB-               375            369,360
                                                                                                       ------------
                                                                                                            837,068
                                                                                                       ------------

Transport (4.65%)
America West Airlines,
Pass Thru Ctf Ser B 07-02-09                              6.930           A-                 535            528,313
Continental Airlines,
Pass Thru Ctf Ser 96-C 04-15-15                           9.500           BBB                490            551,279
Greater Beijing First Expressways Ltd.,
Sr Note (China) 06-15-04 (R), (Y)                         9.250           NR                 470            474,700
Northwest Airlines Inc.,
Gtd Note 03-15-04                                         8.375           BB-                800            813,200
Pass Thru Ctf Ser 1996-1C 01-02-05                       10.150           BB+                325            344,680
Pass Thru Ctf Ser 1996-1D 07-02-16                        8.970           BBB-               395            430,205
NWA Trust,
Sr Note Ser A 06-21-14                                    9.250           AA                 594            670,383
Rail Car Trust,
Pass Thru Ser 1992-1 Class A 06-01-04                     7.750           AAA              1,521          1,576,843
Scandinavian Airlines System,
Deb (Multinational) 07-20-99, (Y)                         9.125           A3                 700            733,688
Sea-Land Service, Inc.,
Gtd Deb Ser A 01-02-11                                   10.600           BBB              1,000          1,058,760
USAir, Inc.,
Pass Thru Ctf Ser 1990-A1 03-19-05                       11.200           BB+                640            676,713
                                                                                                       ------------
                                                                                                          7,858,764
                                                                                                       ------------

Utilities (11.42%)
Calpine Corp.,
Sr Note 05-15-06                                         10.500           B+                 465            502,200
CE Casecnan Water & Energy Co., Inc.,
Sr Note Ser A (Philippine Islands) 11-15-05, (Y)         11.450           BB                 400            444,000
Chugach Electric Association, Inc.,
1St Mtg 1991 Ser A 03-15-22                               9.140           A                2,000          2,238,360
Cleveland Electric Illuminating Co. & Toledo
Edison Co., Sec Note Ser A 07-01-04 (R)                   7.670           BB+                585            590,850
Cleveland Electric Illuminating Co.,
1st Mtg Ser B 05-15-05                                    9.500           BB               1,090          1,172,458
Compania Paranaense de Energy,
Note (Brazil) 05-02-05 (R), (Y)                           9.750           BB-                260            269,100
Enersis S.A.,
Note (Chile) 12-01-16, (Y)                                7.400           A-                 825            799,367
Entergy Louisiana, Inc.,
Sec Lease Oblig Bond 01-02-17                             8.090           NR                 510            511,275
Fideicomiso Petacalco Trust,
Sr Sec Note (Mexico) 12-23-09 (R), (Y)                   10.160           BB                 470            487,038
First PV Funding Corp.,
Deb Ser 86A 01-15-14                                     10.300           BB-                219            230,949
Deb Ser 86B 01-15-16                                     10.150           BB-                719            757,848
GTE Corp.,
Deb 11-15-17                                             10.300           A                  500            531,480
Deb 11-01-20                                             10.250           A                1,500          1,694,685
Hydro-Quebec,
Gtd Bond (Canada) 02-01-21, (Y)                           9.400           A+                 900          1,067,886
Gtd Deb Ser IF (Canada) 02-01-03, (Y)                     7.375           A+                 750            763,695
Iberdrola International B.V.,
Note (Spain) 10-01-02, (Y)                                7.500           AA-              2,000          2,057,360
Long Island Lighting Co.,
Deb 07-15-19                                              8.900           BB+                195            203,243
Gen Ref Mtg 05-01-21                                      9.750           BBB-               920            932,365
Gen Ref Mtg 07-01-24                                      9.625           BBB-             1,055          1,081,375
Louisiana Power & Light,
Lt Corporate Bonds 01-02-17                              10.670           BBB-             1,350          1,437,831
Puget Sound Energy,  Inc.,
Jr Sub Deb 06-01-27 (R)                                   8.231           BBB                330            334,950
System Energy Resources, Inc.,
1st Mtg 08-01-01                                          7.710           BBB-               615            628,838
Tenaga Nasional Berhad,
Note (Malaysia) 06-15-04 (R), (Y)                         7.875           A+                 550            574,943
                                                                                                       ------------
                                                                                                         19,312,096
                                                                                                       ------------
TOTAL PUBLICLY TRADED BONDS
(Cost $157,787,023)                                                                      (93.91%)       158,875,659
                                                                                    ------------       ------------

See notes to financial statements.






                                                                             PAR VALUE
                                                         INTEREST              (000s               MARKET
ISSUER, DESCRIPTION                                        RATE               OMITTED)             VALUE
-------------------                                     ----------           ----------          ----------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (3.05%)
Investment in a joint repurchase agreement transaction
with Toronto Dominion Securities, Ltd., Dated 06-30-97,
Due 07--01-97 (secured by U.S. Treasury Notes, 5.625%
thru 8.125%, Due 07-31-97 thru 11-15-04) -- Note A       5.970%               $  5,160          $  5,160,000
                                                                                                ------------

Corporate Savings Account (0.00%)
Investors Bank & Trust Company Daily Interest Savings
Account Current Rate 4.95%                                                                               708
                                                                                                ------------
TOTAL SHORT-TERM INVESTMENTS                                                  (  3.05%)            5,160,708
                                                                          ------------          ------------
TOTAL INVESTMENTS                                                            (  96.96%)         $164,036,367
                                                                          ============          ============

NOTES TO THE SCHEDULE OF INVESTMENTS

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $27,749,141 or 16.40% of net assets as of June 30, 1997.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer; however, security is U.S. dollar denominated.

+   A portion of this United States Treasury Bond with a value of $5,150 owned by the Fund was designated as margin deposits for futures contracts as of June 30, 1997.

*   Credit ratings are unaudited and rated by Moody's Investors Services or John Hancock Advisers, Inc. where
    Standard & Poor's ratings are not available.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock Income Securities Trust (the "Fund") is a closed-end investment management company registered under the Investment Company Act of 1940. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $52,353 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gains distributions will be made. The carryforward expires on December 31, 2004.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

The Fund records all dividends and distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ from generally accepted accounting principles.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

DISCOUNT ON SECURITIES The Fund accretes original issue discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial future contracts being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures transactions.

At June 30, 1997, open positions in financial futures contracts were as follows:

                                                            UNREALIZED
EXPIRATION                OPEN CONTRACTS      POSITION     DEPRECIATION
----------            --------------------   ----------  ---------------
SEP 97                2 U.S. TREASURY NOTE     SHORT        ($4,312)
                                                             ======

At June 30, 1997, the Fund has deposited in a segregated account $5,000 par value of U.S. Treasury Bond, 7.125% due 02-15-23, to cover margin requirements on open financial futures contracts.

NOTE B --
MANAGEMENT FEE AND
ADMINISTRATIVE SERVICES

Under the present investment management contract, the Fund pays a quarterly management fee to the Adviser, for a continuous investment program, equivalent on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund's average weekly net asset value, (b) 0.375% of the next $50,000,000, (c) 0.350% of the next
$100,000,000 and (d) 0.300% of the Fund's average weekly net asset value in excess of $300,000,000.

In the event normal operating expenses of the Fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceeds 1.5% of the first $30,000,000 of the Fund's average weekly net asset value and 1.0% of the Fund's average weekly net asset value in excess of $30,000,000, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses.

The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of 0.01875% of the average net assets of the Fund.

Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are trustees and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At June 30, 1997, the Fund's investment to cover the deferred compensation had unrealized appreciation of $1,225.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended June 30, 1997 aggregated $55,625,058 and $62,237,213, respectively. Purchases and proceeds from sales of obligations of the U.S. government and its agencies aggregated
$50,023,524 and $44,636,285, respectively.

The cost of investments owned at June 30, 1997 (excluding the corporate savings account) for federal income tax purposes was $162,947,023. Gross unrealized appreciation and depreciation of investments at June 30, 1997 aggregated $3,553,090 and $2,464,454, respectively, resulting in net unrealized appreciation of $1,088,636.

DIVIDENDS AND DISTRIBUTIONS

During 1997, dividends from net investment income totaling $0.6025 per share was paid to shareholders. The dates of payment and the amounts per share are as follows:

                                                 INCOME
       PAYMENT DATE                             DIVIDEND
      --------------                           ----------
      March 31, 1997                            $0.3025
      June 30, 1997                             $0.3000

INVESTMENT OBJECTIVE AND POLICY

John Hancock Income Securities Trust is a closed-end diversified investment management company, shares of which were initially offered to the public on February 14, 1973 and are publicly traded on the New York Stock Exchange. Its investment objective is to generate a high level of current income consistent with prudent investment risk. The Fund invests in a diversified portfolio of freely marketable debt securities and may invest an amount not exceeding 20% of its assets in income-producing preferred and common stock. The Fund intends to engage in short-term trading, may issue a single class of senior securities not to exceed 33 1/3% of its net assets at market value, may borrow from banks as a temporary measure for emergency purposes in amounts not to exceed 5% of the total assets at cost and may lend its portfolio securities. The Fund pays quarterly dividends from net investment income and intends to distribute any available net realized capital gains annually. All distributions are paid in cash unless the shareholder elects to participate in the Automatic Dividend Reinvestment Plan.

The Fund will invest primarily in debt securities that have at the time of purchase an investment-grade rating by Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) or are unrated debt securities of comparable investment quality. The Fund may invest up to 25% of the value of its total assets in debt securities that at the time of purchase have a rating below BBB by S&P or below Baa by Moody's which may be rated as low as CC/Ca (junk bonds) and unrated debt securities of comparable investment quality. If any debt security is rated differently by Moody's and S&P, the security will be classified by the Adviser as belonging in the higher group. The Fund is not obligated to dispose of securities whose securities are subsequently in default or that are down-graded below the above-stated ratings.

FINANCIAL FUTURES CONTRACTS

The Fund may buy and sell financial futures contracts and options on futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. The Fund's ability to hedge successfully will depend on the Adviser's ability to predict accurately the future direction of interest rate changes and other market factors. There is no assurance that a liquid market for futures and options will always exist. In addition, the Fund could be prevented from opening, or realizing the benefits of closing out, a futures or options position because of position limits or limits on daily price fluctuations imposed by an exchange.

The Fund will not engage in transactions in futures contracts and options on futures for speculation, but only for hedging or other permissible risk management purposes. All of the Fund's futures contracts and options on futures will be traded on a U.S. commodity exchange or board of trade. The Fund will not engage in a transaction in futures or options on futures if, immediately thereafter, the sum of initial margin deposits on existing positions and premiums paid for options on futures would exceed 5% of the Fund's total assets.

DIVIDEND REINVESTMENT PLAN

John Hancock Income Securities Trust offers shareholders the opportunity to elect to receive shares of the Fund's Common Shares in lieu of cash dividends. The Plan is available to all shareholders without charge.
Any shareholder of record of John Hancock Income Securities Trust ("Income Securities") may elect to participate in the Automatic Dividend Reinvestment Plan (the "Plan") and receive shares of Income Securities' Common Shares in lieu of all or a portion of the cash dividends.

Shareholders may join the Plan by filling out and mailing an authorization card showing an election to reinvest all or a portion of dividend payments. If received in proper form by State Street Bank and Trust Company, P.O. Box 8209, Boston, Massachusetts 02266-8209 (the "Agent Bank") not later than seven business days before the record date for a dividend, the election will be effective with respect to all dividends paid after such record date. Shareholders whose shares are held in the name of a broker or nominee should contact the broker, bank or nominee to participate in the Plan.

Participation in the Plan may be terminated at any time by written notice to the Agent Bank and such termination will be effective immediately. However, notice of termination must be received seven days prior to the record date of any distribution to be effective for that distribution. Upon termination, certificates will be issued representing the number of full shares of Common Shares held by the Agent Bank. A shareholder will receive a cash payment for any fractional share held.

The Agent Bank will act as agent for participating shareholders. The Board of Trustees of Income Securities will declare dividends from net investment income payable in cash or, in the case of shareholders participating in the Plan, partially or entirely in Income Securities' Common Shares. The number of shares to be issued for the benefit of each shareholder will be determined by dividing the amount of the cash dividend otherwise payable to such shareholder on shares included under the Plan by the per share net asset value of the Common Shares on the date for payment of the dividend, unless the net asset value per share on the payment date is less than 95% of the market price per share on that date, in which event the number of shares to be issued to a shareholder will be determined by dividing the amount of the cash dividend payable to such shareholder by 95% of the market price per share of the Common Shares on the payment date. The market price of the Common Shares on a particular date shall be the mean between the highest and lowest sales price on the New York Stock Exchange on that date. Net asset value will be determined in accordance with the established procedures of Income Securities. However, if as of such payment date the market price of the Common Shares is lower than such net asset value per share, the number of shares to be issued will be determined on the basis of such market price. Fractional shares, carried out to three decimal places, will be credited to your account. Such fractional shares will be entitled to future dividends.

The shares issued to participating shareholders, including fractional shares, will be held by the Agent Bank in the name of the participant.
A confirmation will be sent to each shareholder promptly, normally within seven days, after the payment date of the dividend. The confirmation will show the total number of shares held by such shareholder before and after the dividend, the amount of the most recent cash dividend which the shareholder has elected to reinvest and the number of shares acquired with such dividend.

The reinvestment of dividends does not in any way relieve participating shareholders of any federal, state or local income tax which may be due with respect to such dividend. Dividends reinvested in shares will be treated on your federal income tax return as though you had received a dividend in cash in an amount equal to the fair market value of the shares received, as determined by the prices for shares of the Fund on the New York Stock Exchange as of the dividend payment date. Distributions from the Fund's long-term capital gains will be processed as noted above for those electing to reinvest in shares and will be taxable to you as long-term capital gains. The confirmation referred to above will contain all the information you will require for determining the cost basis of shares acquired and should be retained for that purpose. At year end, each account will be supplied with detailed information necessary to determine total tax liability for the calendar year.

Additional information may be obtained from the Customer Service
Department, John Hancock Income Securities Trust, 101 Huntington Avenue, Boston, Massachusetts 02199-7603, 1-800-843-0090.



SHAREHOLDER MEETING

On April 23, 1997, the Annual Meeting of John Hancock Income Securities Trust was held.

The Shareholders elected the following Trustees with the votes as indicated:

NAME OF TRUSTEE                    FOR                   WITHHELD
---------------                 ---------               ---------

Dennis S. Aronowitz             8,137,885                131,602
Edward J. Boudreau, Jr.         8,141,435                128,053
Richard P. Chapman, Jr.         8,144,927                124,560
William J. Cosgrove             8,144,584                124,903
Douglas M. Costle               8,124,539                144,949
Leland O. Erdahl                8,121,314                148,173
Richard A. Farrell              8,148,134                121,354
Gail D. Fosler                  8,123,895                145,592
William F. Glavin               8,124,967                144,520
Anne C. Hodsdon                 8,142,670                126,817
Dr. John A. Moore               8,126,029                143,458
Patti McGill Peterson           8,124,316                145,171
John W. Pratt                   8,143,153                126,334
Richard S. Scipione             8,142,745                126,743
Edward J. Spellman              8,147,939                121,548

The Shareholders also ratified the Trustees' selection of Ernst & Young LLP as auditor for the fiscal year ending December 31, 1997, with the votes tabulated as follows: 8,110,191 FOR, 36,107 AGAINST and 123,190 ABSTAINING.



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101 Huntington Avenue, Boston, MA 02199-7603
1-800-843-0090
Internet: www.jhancock.com/funds

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